Employee Benefits - Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	$ 18,108	$ 16,581
Interest income	948	1,105
Plan administration expenses	124	145
Effect of movements in exchange rates	810	1,431
Fair value of plan assets, end of year	21,147	18,108
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	18,108	16,581
Interest income	544	665
Employer contributions	2,519	970
Benefits paid	(1,539)	(1,277)
Fair value remeasurement	1,129	467
Plan administration expenses	(124)	(145)
Effect of movements in exchange rates	510	847
Fair value of plan assets, end of year	$ 21,147	$ 18,108